Corporate Income Taxes - Reconciliation of Statutory Rate (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Income taxes at Canadian statutory rate	[1]	$ 2,755	$ 2,682
Lower average tax rate applicable to subsidiaries and foreign branches	[1]	(746)	(692)
Tax-exempt income from securities	[1]	(28)	(341)
Other, net	[1],[2]	51	572
Total income taxes and effective tax rate	[1],[3]	$ 2,032	$ 2,221
Income taxes at Canadian statutory rate	[1]	27.80%	27.70%
Lower average tax rate applicable to subsidiaries and foreign branches	[1]	(7.50%)	(7.10%)
Tax-exempt income from securities	[1]	(0.30%)	(3.50%)
Other, net	[1],[2]	0.50%	5.90%
Total income taxes and effective tax rate	[1]	20.50%	23.00%

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4 of the consolidated financial statements.
[2]	Fiscal 2023 includes $579 tax expense for the CRD and $48 tax benefit from the non-taxable gain related to the divestiture of the equity interest in CTFS.
[3]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.